ALLIANCE MUNICIPAL TRUST -VIRGINIA PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-94.4%
           VIRGINIA-90.9%
           ALEXANDRIA REDEVELOPMENT &
           HOUSING AUTHORITY MFHR
           (Crystal City Apts. Project)
           Series '90A AMT VRDN(a)
$  4,700   12/15/18                                4.35%      $4,700,000

           AMELIA COUNTY IDA
           (Chambers Waste Systems, Inc)
           AMT VRDN(a)
   4,290   7/01/07                                 4.35        4,290,000

           AMHERST IDA SOLID WASTE
           (Nekoosa Packaging) AMT VRDN(a)
   2,750   7/01/11                                 4.45        2,750,000

           ARLINGTON COUNTY
           (Ballston Public Parking Facility)
           Series '84 VRDN(a)
   1,900   8/01/17                                 4.15        1,900,000

           BEDFORD IDA SOLID WASTE
           (Nekoosa Packaging) AMT VRDN(a)
   1,000   12/01/25                                4.20        1,000,000

           BOTETOURT COUNTY IDA
           (Emkay Holdings L.L.C. Project)
           Series '95 AMT VRDN(a)
   2,000   10/01/05                                4.20        2,000,000

           BOTETOURT COUNTY IDA
           (Virginia Forge Co. Project)
           Series '96 AMT VRDN(a)
   1,000   7/01/11                                 4.35        1,000,000

           CAMPBELL COUNTY PCR
           (Georgia Pacific Power) AMT VRDN(a)
   3,000   12/01/19                                4.45        3,000,000

           CHARLES CITY IDA
           (Chambers Dev. of VA, Inc.)
           Series '89 AMT VRDN(a)
   1,100   10/01/04                                4.35        1,100,000

           CHARLES CITY IDA
           (Chambers Dev. of VA, Inc.)
           Series '96 AMT VRDN(a)
   1,500   4/01/16                                 4.35        1,500,000

           CHESAPEAKE IDA
           (LTD Associates) VRDN(a)
   1,770   3/01/11                                 4.20        1,770,000

           CHESTERFIELD COUNTY IDA
           (Phillip Morris Co.) VRDN(a)
   3,500   4/01/09                                 4.40        3,500,000

           FAIRFAX COUNTY IDA HOSPITAL REVENUE
           (Fairfax Hospital Systems)
           Series '88C VRDN(a)
   1,050   10/01/25                                4.15        1,050,000

           FAIRFAX COUNTY IDA HOSPITAL REVENUE
           (Fairfax Hospital Systems)
           Series '88D VRDN(a)
     400   10/01/25                                4.15          400,000

           FAIRFAX COUNTY IDA HOSPITAL REVENUE
           (INOVA Services) Series '85A VRDN(a)
   1,100   10/01/16                                4.25        1,100,000

           FAIRFAX COUNTY IDA HOSPITAL REVENUE
           (INOVA Services) Series '89A VRDN(a)
     500   1/15/22                                 4.15          500,000

           FLUVANNA COUNTY IDA
           (Edgecomb Metals Co.) VRDN(a)
   2,100   12/01/09                                4.13        2,100,000

           FREDERICKSBURG IDA
           (MWH Medicorp) Series '91A FGIC
     100   8/15/97                                 3.65          100,262

           HAMPTON COUNTY REDEVELOPMENT &
           HOUSING AUTHORITY MFHR
           (Avalon Pointe Project)
           Series '96 AMT VRDN(a)
   2,000   6/15/26                                 4.20        2,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           HAMPTON ROADS JAIL AUTHORITY
           Regional Jail Fac.
           Series '96B VRDN(a)
$  2,300   7/01/16                                 4.15%     $ 2,300,000

           KING GEORGE COUNTY IDR
           (Birchwood Power Project)
           Series '94A AMT VRDN(a)
   2,600   10/01/24                                4.30        2,600,000

           KING GEORGE COUNTY IDR
           (Birchwood Power Project)
           Series '97 AMT VRDN(a)
     500   3/01/27                                 4.30          500,000

           KING GEORGE COUNTY IDR
           (Garnet of VA, Inc.)
           Series '96 AMT VRDN(a)
     800   9/01/21                                 4.20          800,000

           LOUDOWN COUNTY IDA
           (Kinder-Care Learning Centers)
           Series A VRDN(a)
     394   6/01/02                                 4.35          394,000

           LOUISA COUNTY IDA
           Pooled Financing Series '95 VRDN(a)
   2,500   1/01/20                                 4.20        2,500,000

           METRO DC AIRPORTS AUTHORITY
           Series A AMT MBIA
   1,290   10/01/97                                3.80        1,292,305

           NORFOLK GO BOND
           Pre-Refunded
     200   8/01/97                                 3.50          204,595

           RICHMOND GO
           (Public Utility Revenue)
           Series A VRDN(a)
   3,500   6/30/01                                 4.25        3,500,000

           RICHMOND HFA
           (Old Manchester Project)
           Series A VRDN(a)
   1,000   12/01/25                                4.30        1,000,000

           RICHMOND REDEVELOPMENT MFHR
           (Tobacco Row)
           Series '89B-8 AMT VRDN(a)
   3,555   10/01/24                                4.20        3,555,000

           SMYTHE COUNTY IDA
           (Summit Products Project)
           AMT VRDN(a)
     800   3/01/06                                 4.30          800,000

           SPOTSYLVANIA COUNTY GO
           (School Bonds) Series '97 FGIC
     620   1/15/98                                 3.75          622,152
           UNIVERSITY OF VIRGINIA
           HOSPITAL REVENUE
           Series D Pre-Refunded
   1,000   6/01/98                                 3.96        1,047,707

           VIRGINIA BEACH DEVELOPMENT AUTHORITY
           (Kinder-Care Learning Centers)
           Series D VRDN(a)
     866   10/01/00                                4.35          866,000

           VIRGINIA BEACH MFHR
           (Dam Neck Square Apts.)
           Series '97 VRDN(a)
   1,000   2/01/17                                 4.20        1,000,000

           VIRGINIA HDA
           (AHC Service Corp.- Lee Gardens)
           Series '87A VRDN(a)
   5,500   9/01/17                                 4.30        5,500,000

           VIRGINIA PUBLIC BUILDING
           AUTHORITY BOND
           Series '94A
   2,295   8/01/97                                 3.60        2,298,853

           VIRGINIA PUBLIC SCHOOL AUTHORITY
           Series '92A
   2,500   1/01/98                                 3.65        2,528,829

           VIRGINIA TRANSPORTATION REVENUE
           (Rte. 28 Project) Pre-Refunded
   1,000   3/01/98                                 4.00        1,043,426

           VIRGINIA TRANSPORTATION REVENUE
           (Rte. 28 Project) Pre-Refunded
   1,415   3/01/98                                 4.00        1,477,366
                                                             ------------
                                                              71,590,495


2



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           PUERTO RICO-3.5%
           PUERTO RICO GO TRAN
           Series '97A
$  2,800   7/30/97                                 3.56%     $ 2,800,950

           Total Municipal Bonds
           (amortized cost $74,391,445)                       74,391,445

           COMMERCIAL PAPER-6.1%
           VIRGINIA-3.2%
           HAMPTON HOSPITAL REVENUE
           (Sentara Health System) Series '97B
   2,500   7/24/97                                 4.00        2,500,000

           PUERTO RICO-2.9%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   2,300   7/14/97                                 3.85        2,300,000

           Total Commercial Paper
           (amortized cost $4,800,000)                         4,800,000

           TOTAL INVESTMENTS-100.5%
           (amortized cost $79,191,445)                       79,191,445
           Other assets less liabilities-(0.5%)                 (416,351)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           78,783,119 shares outstanding)                    $78,775,094


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT   Alternative minimum tax
     FGIC  Financial guaranty insurance company
     GO    General obligation
     HDA   Housing development authority
     HFA   Housing finance agency/authority
     IDA   Industrial development authority
     IDR   Industrial development revenue
     MBIA  Municipal bond investors assurance
     MFHR  Multi-family housing revenue
     PCR   Pollution control revenue
     TRAN  Tax & revenue anticipation note

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997          ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $3,084,776

EXPENSES
  Advisory fee (Note B)                                $ 430,661
  Distribution assistance and administrative
    service (Note C)                                     383,737
  Custodian fees                                          72,958
  Transfer agency (Note B)                                37,947
  Audit and legal fees                                    21,903
  Printing                                                18,223
  Registration fees                                       10,782
  Trustees' fees                                           2,908
  Amortization of organization expense                     1,701
  Miscellaneous                                            8,036
  Total expenses                                         988,856
  Less: expense reimbursement and fee waiver            (299,799)
  Net expenses                                                         689,057
  Net investment income                                              2,395,719

UNREALIZED LOSS ON INVESTMENTS
  Net change in unrealized appreciation of investments                    (745)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,394,974


See notes to financial statements.


4



STATEMENT OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30,1997   JUNE 30,1996
                                                    -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $  2,395,719   $ 2,432,185
  Net realized loss on investment transactions                -0-         (128)
  Net change in unrealized appreciation of
    investments                                             (745)          745
  Net increase in net assets from operations           2,394,974     2,432,802

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                               (2,395,719)   (2,432,185)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                   (10,781,003)   22,635,119
  Total increase (decrease)                          (10,781,748)   22,635,736

NET ASSETS
  Beginning of year                                   89,556,842    66,921,106
  End of year                                       $ 78,775,094   $89,556,842


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high- quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for all expenses for the year ended June 30, 1997 for expenses exceeding .80 of 1% of its average daily net assets. For the year ended June 30, 1997, the reimbursement amounted to $213,667. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $17,735 for the year ended June 30, 1997.


6



                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $215,330 of which $86,132 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $168,407 of which $91,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1997, capital paid-in aggregated $78,783,119. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED        YEAR ENDED
                                                   JUNE 30,          JUNE 30,
                                                     1997              1996
                                                -------------     -------------
Shares sold                                      159,430,948       251,119,609
Shares issued on reinvestments of dividends        2,395,719         2,432,185
Shares redeemed                                 (172,607,670)     (230,916,675)
Net increase (decrease)                          (10,781,003)       22,635,119


7



FINANCIAL HIGHLIGHTS              ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    OCTOBER 25,
                                              YEAR ENDED JUNE 30,     1994(A)
                                             --------------------     THROUGH
                                                 1997       1996   JUNE 30,1995
                                             ---------  ---------  ------------
Net asset value, beginning of period            $1.00      $1.00      $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .028       .029       .023

LESS: DIVIDENDS
Dividends from net investment income            (.028)     (.029)     (.023)
Net asset value, end of period                  $1.00      $1.00      $1.00

TOTAL RETURNS
Total investment return based on
  net asset value (c)                            2.83%      2.97%      3.48%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $78,775    $89,557    $66,921
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements     .80%       .78%       .44%(d)
  Expenses, before waivers and reimbursements    1.15%      1.15%      1.30%(d)
  Net investment income (b)                      2.78%      2.91%      3.48%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


8



INDEPENDENT AUDITOR'S REPORT      ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO

We have audited the accompanying statement of net assets of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


9



                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 1 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AVAAR